Promissory Note (Promissory Note) (Details) (USD $)	Dec. 31, 2010	Dec. 31, 2011 2012, current portion [Member]	Dec. 31, 2011 2013, non-current portion [Member]
Promissory Note, Maturity Period [Line Items]
Promissory Note, Face Value	$ 60,000,000	$ 30,000,000	$ 30,000,000
Promissory Note, Discounted Value	$ 57,934,172	$ 29,374,461	$ 28,559,711